THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
COMMON STOCK (85.3%)
ARGENTINA (1.5%)
Corcemar SA, Class B (Building Materials)(s).....      318,060   $  1,877,476
Telefonica de Argentina SA (Spon. ADR)
  (Telecommunications)(s)........................       56,200      1,830,012
YPF Sociedad Anonima (Spon. ADR) (Oil-
  Production)(s).................................      133,580      4,149,329
                                                                 ------------
                                                                    7,856,817
                                                                 ------------

AUSTRALIA (2.4%)
Leighton Holdings Ltd. (Construction &
  Housing)(s)....................................      254,000        859,100
Mayne Nickless Ltd. (Commercial Services)(s).....      221,577      1,222,831
QBE Insurance Group Ltd. (Insurance)(s)..........    1,215,000      4,984,642
Telstra Corp. Ltd. (Installment Receipts)
  (Telecommunication Services)(s)................      201,800        475,254
WBK STRYPES Trust (Banking)(s)...................       16,300        536,881
Westpac Banking Corp. Ltd. (Banking)(s)..........      682,542      4,510,225
                                                                 ------------
                                                                   12,588,933
                                                                 ------------

AUSTRIA (0.1%)
Bank Austria AG (Banking)+(s)....................        5,232        381,613
                                                                 ------------

BELGIUM (0.3%)
PetroFina SA (Oil-Production)(s).................        4,300      1,767,066
                                                                 ------------
BRAZIL (0.8%)
Bompreco Supermercados do Norde SA (Spon. GDR)
  (Food, Beverages & Tobacco)(s).................       36,700        688,125
Companhia Paranaense de Energia - Copel
  (Electric)(s)..................................   48,000,000        425,672
Light-Servicos de Eletricidade SA
  (Electric)(s)..................................    6,700,000      2,359,194

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
BRAZIL (CONTINUED)
Makro Atacadista (GDR) (144A) (Retail)(s)........        9,200   $     85,586
Makro Atacadista SA (Spon. ADR) (Retail)(s)......       41,600        386,996
                                                                 ------------
                                                                    3,945,573
                                                                 ------------

CANADA (1.1%)
Alcan Aluminium Ltd. (Metals & Mining)(s)........       39,900      1,140,816
Moore Corp. Ltd. (Business & Public
  Services)(s)...................................      106,200      1,540,127
Petro - Canada (Oil-Production)(s)...............       45,600        778,827
Seagram Co. Ltd. (Food, Beverages &
  Tobacco)(s)....................................       57,600      2,523,784
                                                                 ------------
                                                                    5,983,554
                                                                 ------------

CHILE (0.7%)
Compania Cervecerias Unidas SA (Spon. ADR) (Food,
  Beverages & Tobacco)(s)........................       24,300        585,478
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)(s)...........       71,900      1,595,281
Empresa Nacional de Electricidad SA (Spon. ADR)
  (Utilities)(s).................................       79,600      1,238,775
Sociedad Quimica y Minera de Chile SA (ADR)
  (Chemicals)(s).................................       11,900        409,806
                                                                 ------------
                                                                    3,829,340
                                                                 ------------

CZECH REPUBLIC (0.4%)
Central European Media Enterprises Ltd., Class A
  (Entertainment, Leisure & Media)+(s)...........      102,500      2,357,500
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
DENMARK (0.9%)
Danisco A/S (Food, Beverages & Tobacco)(s).......       15,500   $    967,645
GN Store Nord A/S (Telecommunications-
  Equipment)(s)..................................       60,600      1,604,372
Olicom A/S (Technology)+(s)......................       75,625      2,206,925
                                                                 ------------
                                                                    4,778,942
                                                                 ------------

FINLAND (1.3%)
Nokia OYJ, A Shares (Telecommunications-
  Equipment)(s)..................................       43,800      2,886,057
UPM-Kymmene OYJ (Forest Products & Paper)(s).....      136,700      3,966,283
                                                                 ------------
                                                                    6,852,340
                                                                 ------------

FRANCE (11.6%)
Air Liquide SA (Chemicals)(s)....................       23,323      4,596,170
Carrefour SA (Retail)(s).........................        7,450      4,552,608
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................       10,195      2,010,792
Elf Aquitaine SA (Oil-Services)(s)...............       41,244      5,728,747
Lagardere S.C.A. (Multi-Industry)(s).............       66,300      2,914,520
Paribas (Financial Services)(s)..................       53,840      5,489,499
PSA Peugeot Citroen (Automotive)(s)..............       14,544      2,841,818
Sanofi SA (Pharmaceuticals)(s)...................       25,068      2,937,214
SGS Thomson Microelectronics NV
  (Electronics)+(s)..............................       39,100      3,151,387
Societe Generale (Banking)(s)....................       38,153      7,556,921
Suez Lyonnaise des Eaux (Utilities)(s)...........       12,100      2,064,947
Total SA, B Shares (Oil-Services)(s).............       43,907      5,452,811
Vivendi (Utilities)(s)...........................       57,508     11,553,952
                                                                 ------------
                                                                   60,851,386
                                                                 ------------

GERMANY (10.8%)
Bayer AG (Chemicals)(s)..........................       50,900      2,435,375
Deutsche Bank AG (Banking)(s)....................       83,700      7,211,336
Deutsche Lufthansa AG (Airlines)(s)..............      261,500      6,541,926
Dresdner Bank AG (Banking)(s)....................      143,630      8,080,629
Hannover Rueckversicherungs AG (Insurance)(s)....       18,940      2,140,692
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
GERMANY (CONTINUED)
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................       18,970   $  8,624,212
RWE AG (Utilities)(s)............................       52,010      2,762,714
SAP AG (Computer Software)(s)....................        6,900      3,568,446
Schering AG (Pharmaceuticals)(s).................       34,580      4,046,116
SGL Carbon AG (Chemicals)(s).....................       29,700      3,531,762
SKW Trostberg AG (Chemicals)(s)..................       58,600      2,383,058
VEBA AG (Utilities)(s)...........................       65,475      4,304,297
Volkswagen AG (Automotive)(s)....................        1,700      1,379,801
                                                                 ------------
                                                                   57,010,364
                                                                 ------------

HONG KONG (1.3%)
Dao Heng Bank Group Ltd. (Banking)(s)............    2,084,000      4,464,368
Hutchison Whampoa Ltd. (Multi-Industry)(s).......      236,000      1,233,449
Sun Hung Kai Properties Ltd. (Real Estate)(s)....      238,000      1,148,690
                                                                 ------------
                                                                    6,846,507
                                                                 ------------

HUNGARY (0.2%)
Matav RT (Telecommunications)(s).................      187,800      1,070,310
                                                                 ------------

INDIA (0.6%)
ITC Ltd. (GDR) (Food, Beverages & Tobacco)(s)....       96,300      1,743,030
Ranbaxy Laboratories Ltd. (GDR)
  (Pharmaceuticals)(s)...........................       72,800      1,190,280
Reliance Industries Ltd. (GDR) (Chemicals)(s)....       36,600        279,075
Tata Engineering & Locomotive Co. Ltd. (Spon.
  GDR) (Automotive)(s)...........................        3,000         16,125
                                                                 ------------
                                                                    3,228,510
                                                                 ------------

IRELAND (0.5%)
CRH PLC (Building Materials)(s)..................       73,600      1,061,446
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................      249,390      1,387,131
                                                                 ------------
                                                                    2,448,577
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
ISRAEL (0.2%)
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)(s)...........................       24,600   $  1,007,062
                                                                 ------------

ITALY (0.8%)
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................      769,359      4,151,595
                                                                 ------------

JAPAN (8.1%)
Bank of Fukuoka Ltd. (Banking)(s)................      966,000      3,673,957
Fanuc Ltd. (Machinery)(s)........................      108,000      3,975,029
Fuji Photo Film Co. Ltd. (Electronics)(s)........       43,000      1,455,418
Fujitsu Ltd. (Computer Systems)(s)...............      388,000      4,452,205
Honda Motor Co. Ltd. (Automotive)(s).............      118,000      4,019,484
Ito - Yokado Co. Ltd. (Retail)(s)................       49,000      2,440,010
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................      271,000      1,635,016
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......      237,000      2,081,542
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....    1,048,000      2,458,052
Nichiei Co. Ltd. (Building Materials)(s).........        1,920        128,864
Nintendo Co. Ltd. (Retail)(s)....................       13,000      1,214,953
Sanwa Bank Ltd. (Banking)(s).....................        4,000         35,045
Sekisui Chemical Co. Ltd. (Chemicals)(s).........      555,000      2,787,716
Sony Corp. (Electronics)(s)......................       38,900      3,284,595
Takeda Chemical Industries Ltd. (Chemicals)(s)...      101,000      2,609,461
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................      107,000        491,120
Tostem Corp. (Construction & Housing)(s).........      274,000      3,511,882
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................      105,000      2,333,922
                                                                 ------------
                                                                   42,588,271
                                                                 ------------

MALAYSIA (0.0%)
Tanjong PLC (Entertainment, Leisure &
  Media)(s)......................................      107,000        176,917
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

MEXICO (1.9%)
Cemex SA de CV, B Shares (Building
  Materials)(s)..................................       81,600   $    400,779
Cemex SA de CV, B Shares (Spon. ADR) (Building
  Materials)+(s).................................       65,800        633,325
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)(s)........       22,700        235,513
Grupo Financiero Banamex Accival SA de CV, Class
  B (Banking)+(s)................................    2,310,000      5,764,499
Panamerican Beverages Inc. (ADR) (Food, Beverages
  & Tobacco)(s)..................................       21,000        710,063
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)(s)........................       42,246      2,004,045
                                                                 ------------
                                                                    9,748,224
                                                                 ------------

NETHERLANDS (5.7%)
ASM Lithography Holding NV
  (Semiconductors)+(s)...........................      107,600      4,413,093
De Boer Unigro NV (Retail)(s)....................       53,100      2,772,513
ING Groep NV (Financial Services)(s).............       73,900      5,079,743
Philips Electronics NV (Electronics)(s)..........       68,250      6,491,828
Unilever NV (Food, Beverages & Tobacco)(s).......       52,160      4,148,757
Vendex International NV (Retail)(s)..............       77,300      5,232,654
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................       12,700      1,785,771
                                                                 ------------
                                                                   29,924,359
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
NEW ZEALAND (1.3%)
Fletcher Challenge Building Division Ltd.
  (Building Materials)(s)........................      306,600   $    503,895
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(s)...........................    2,114,900      2,830,478
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................      741,200      3,412,430
                                                                 ------------
                                                                    6,746,803
                                                                 ------------

NORWAY (1.1%)
Kvaerner PLC (Capital Goods)(s)..................       86,010      3,248,634
Kvaerner PLC, Series B (Capital Goods)(s)........       38,500      1,318,712
Nycomed Amersham PLC, B Shares
  (Biotechnology)(s).............................       40,000      1,168,294
                                                                 ------------
                                                                    5,735,640
                                                                 ------------

PAKISTAN (0.2%)
Fauji Fertilizer Co. Ltd. (Chemicals)+(s)........      250,000        430,017
Hub Power Co. Ltd. (GDR) (Utilities)(s)..........       42,300        452,610
                                                                 ------------
                                                                      882,627
                                                                 ------------

PERU (0.3%)
Cementos Lima, SA (Spon. ADR) (Building
  Materials)(s)..................................       40,844        856,331
Telefonica del Peru SA, Class B
  (Telecommunication Services)(s)................      377,600        811,468
                                                                 ------------
                                                                    1,667,799
                                                                 ------------

PHILIPPINES (0.7%)
First Philippine Holdings Corp., Class B
  (Multi-Industry)(s)............................    1,486,520      1,106,778
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)(s)........................       99,698      2,529,837
                                                                 ------------
                                                                    3,636,615
                                                                 ------------

POLAND (0.5%)
Elektrim Spolka Akcjna SA (Electrical
  Equipment)(s)..................................      215,563      2,834,230
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

PORTUGAL (0.7%)
Banco Totta & Acores SA (Registered B)
  (Banking)(s)...................................      103,420   $  3,831,839
                                                                 ------------

RUSSIA (0.4%)
Lukoil Holding (Spon. ADR) (Oil-Production)(s)...       53,200      2,314,200
                                                                 ------------

SINGAPORE (1.1%)
City Developments Ltd. (Real Estate)(s)..........      394,000      1,423,950
Fraser & Neave Ltd. (Food, Beverages &
  Tobacco)(s)....................................      298,000      1,014,692
Singapore Airlines Ltd. (Airlines)(s)............      396,000      2,199,993
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................      168,432      1,378,442
                                                                 ------------
                                                                    6,017,077
                                                                 ------------

SOUTH AFRICA (2.0%)
ABSA Group Ltd. (Banking)(s).....................      257,000      2,018,713
Anglogold Ltd. (Metals & Mining)(s)..............        1,200         59,581
Billiton PLC (Metals & Mining)(s)................      764,300      1,897,406
Elandsrand Gold Mining Co. Ltd. (Metals &
  Mining)(s).....................................      360,500      1,538,206
Free State Consolidated Gold Mines Ltd. (Metals &
  Mining)(s).....................................      204,200      1,128,722
South Africa Breweries Ltd. (Food, Beverages &
  Tobacco)(s)....................................      132,900      3,747,796
                                                                 ------------
                                                                   10,390,424
                                                                 ------------

SOUTH KOREA (0.4%)
Hyundai Motor Co. Ltd. (GDS) (Automotive)+(s)....      417,500      1,095,938
Pohang Iron & Steel Co. Ltd. (ADR) (Metals &
  Mining)(s).....................................       70,400      1,029,600
Samsung Electronics Co. Ltd. (GDR)(144A)
  (Electronics)+(s)..............................        7,008        135,079
                                                                 ------------
                                                                    2,260,617
                                                                 ------------

SPAIN (2.3%)
Acerinox SA (Metals & Mining)(s).................       10,600      1,579,685
ACS, Actividades de Construccion y Servicios, SA
  (Construction & Housing)+(s)...................       56,100      1,753,646

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
SPAIN (CONTINUED)
Iberdrola SA (Electric)(s).......................      443,400   $  7,325,776
Vallehermoso SA (Real Estate)(s).................       39,462      1,517,819
                                                                 ------------
                                                                   12,176,926
                                                                 ------------
SWEDEN (3.8%)
Astra AB, A Shares (Pharmaceuticals)(s)..........       77,200      1,552,689
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....      190,900      5,960,344
Incentive AB, B Shares (Pharmaceuticals)(s)......       29,854      2,668,622
Skandia Forsakrings AB (Insurance)(s)............      336,995      4,927,374
Stora Kopparbergs Bergslags Aktiebolag, A Shares
  (Forest Products & Paper)(s)...................      307,300      4,983,711
                                                                 ------------
                                                                   20,092,740
                                                                 ------------

SWITZERLAND (6.8%)
ABB AG (Machinery)(s)............................        2,550      4,328,672
Nestle SA (Food, Beverages & Tobacco)(s).........        4,170      8,948,431
Novartis AG (Pharmaceuticals)(s).................        1,522      2,581,564
Roche Holding AG (Pharmaceuticals)(s)............          744      7,665,777
Union Bank of Switzerland (Banking)(s)...........        6,035     10,162,894
Zurich Versicherungs - Gesellschaft
  (Insurance)(s).................................        3,600      2,252,086
                                                                 ------------
                                                                   35,939,424
                                                                 ------------

TAIWAN (0.5%)
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)(s)...................................      269,100      2,509,358
                                                                 ------------

THAILAND (0.3%)
Banpu Public Co. Ltd. (Metals & Mining)(s).......      241,300      1,015,622
Siam Cement Public Co. Ltd. (Building
  Materials)+(s).................................       42,100        385,665
                                                                 ------------
                                                                    1,401,287
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

TURKEY (0.4%)
Yapi ve Kredi Bankasi AS (Banking)(s)............   54,605,000   $  1,056,925
Yapi ve Kredi Bankasi AS (Non-tradable Receipts)
  (Banking)(s)...................................   43,137,950        834,971
                                                                 ------------
                                                                    1,891,896
                                                                 ------------

UNITED KINGDOM (11.3%)
Billiton PLC (Metals & Mining)(s)................    1,316,400      3,305,844
British Airways PLC (Airlines)(s)................      140,400      1,484,742
British Petroleum Co. PLC (Oil-Services)(s)......        1,866         27,356
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................      220,100      1,546,932
Cable & Wireless PLC (Telecommunications)(s).....      165,000      1,865,968
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................       82,200      1,702,352
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........      137,000      3,681,727
Lloyds TSB Group PLC (Banking)(s)................      434,800      6,306,803
LucasVarity PLC (Automotive Supplies)(s).........      970,800      4,274,323
Nycomed Amersham PLC (Biotechnology)(s)..........       28,000        847,898
PowerGen PLC (Electric)(s).......................      123,000      1,552,458
Rank Group PLC (Entertainment, Leisure &
  Media)(s)......................................      231,300      1,346,535
Reed International PLC (Broadcasting &
  Publishing)(s).................................      117,900      1,091,072
RMC Group PLC (Building Materials)(s)............       59,200      1,115,007
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................      484,000      5,126,232
Shell Transport & Trading Co.
  (Oil-Services)(s)..............................      906,100      6,686,033
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...      438,614      3,561,932
Unilever PLC (Food, Beverages & Tobacco)(s)......      310,000      3,399,600
Vodafone Group PLC (Telecommunications)(s).......      325,400      3,571,136

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
UNITED KINGDOM (CONTINUED)
Wessex Water PLC (Water)(s)......................      313,400   $  2,376,434
Zeneca Group PLC (Pharmaceuticals)(s)............      109,100      4,428,161
                                                                 ------------
                                                                   59,298,545
                                                                 ------------
  TOTAL COMMON STOCK (COST $424,484,594).........                 449,021,807
                                                                 ------------
PREFERRED STOCK (4.5%)
ARGENTINA (0.3%)
Quilmes Industrial SA (Spon. ADR) (Food,
  Beverages & Tobacco)(s)........................      136,400      1,312,850
                                                                 ------------
AUSTRALIA (0.4%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...      404,400      2,191,006
                                                                 ------------

AUSTRIA (0.5%)
Bank Austria AG (Banking)+(s)....................       30,932      2,759,131
                                                                 ------------
BRAZIL (2.4%)
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Spon. ADR) (Food, Beverages &
  Tobacco)(s)....................................       77,533      1,812,334
Petroleo Brasileiro SA (Oil-Production)(s).......   11,700,000      2,258,253
Telecomunicacoes Brasileiras SA
  (ADR)(Telecommunications)(s)...................       36,125      3,851,828
Uniao de Bancos Brasileiros SA (Spon. GDR)
  (Banking)(s)...................................      155,300      4,862,831
                                                                 ------------
                                                                   12,785,246
                                                                 ------------
GERMANY (0.9%)
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................       23,495      1,172,910
RWE AG (Utilities)(s)............................       71,010      2,867,815
Volkswagen AG (Automotive)(s)....................        1,200        722,238
                                                                 ------------
                                                                    4,762,963
                                                                 ------------
  TOTAL PREFERRED STOCK (COST $23,900,241).......                  23,811,196
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
WARRANTS (0.2%)
GERMANY (0.2%)
RWE AG, Expiring 07/07/98 (Utilities)+(s)........       71,010   $    868,311
                                                                 ------------

JAPAN (0.0%)
Fujitsu Ltd., Expiring 06/25/99 (Computer
  Systems)+(s)...................................           37        106,809
                                                                 ------------
  TOTAL WARRANTS (COST $527,347).................                     975,120
                                                                 ------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
CONVERTIBLE BONDS (1.4%)
                                                    (IN HKD)
                                                   -----------
HONG KONG (0.6%)
Beijing Enterprises Holdings Ltd. (144A), 0.50%
  due 03/31/03 (Food, Beverages & Tobacco).......    3,829,000      3,321,657
                                                                 ------------
                                                    (IN JPY)
                                                   -----------

JAPAN (0.4%)
MTI Capital (Cayman) Ltd. (144A), 0.50% due
  10/01/07 (Banking).............................  155,000,000        836,160
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)(s)...............  171,000,000      1,234,077
STB Cayman Capital (144A), 0.50% due 10/01/07
  (Financial Services)...........................   30,000,000        195,937
                                                                 ------------
                                                                    2,266,174
                                                                 ------------
                                                    (IN GBP)
                                                   -----------

UNITED KINGDOM (0.4%)
Compass Group PLC, 5.75% due 10/05/07 (Food,
  Beverages & Tobacco)...........................      775,000      2,028,386
                                                                 ------------
  TOTAL CONVERTIBLE BONDS (COST $8,172,897)......                   7,616,217
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT         VALUE
-------------------------------------------------  -----------   ------------
SHORT-TERM INVESTMENTS (2.4%)
REPURCHASE AGREEMENT (2.0%)
State Street Bank and Trust Repurchase Agreement,
  5.00% due 06/01/98, dated 05/29/98, proceeds
  $10,530,386 (collateralized by U.S. Treasury
  Note, 6.625% due 07/31/01, valued at
  $10,741,383) (Banking).........................  $10,526,000   $ 10,526,000
                                                                 ------------
U.S. TREASURY OBLIGATIONS (0.4%)
United States Treasury Bills, 5.01%* due 08/20/98
  (Government Obligations)(s)....................    2,020,000      1,997,273
                                                                 ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $12,523,366)..................................                  12,523,273
                                                                 ------------
TOTAL INVESTMENTS (COST $469,608,445) (93.8%).................
                                                                  493,947,613
                                                                 ------------

                                                          LOCAL
                                                         CURRENCY
                                                   --------------------
FOREIGN CURRENCY (7.5%)
Argentine Peso...................................    ARS         21,217         21,227
Australian Dollar................................    AUD        564,258        353,422
Belgian Franc....................................   BEL       1,489,697         40,542
Brazilian Real...................................    BRL        156,758        136,290
British Pound....................................   GBP       1,364,687      2,225,394
Canadian Dollar..................................    CAD         51,537         35,421
Czech Koruna.....................................    CZK        391,500         11,875
Danish Krone.....................................    DKK     27,301,336      4,019,782
Finnish Markka...................................   FIM        (486,972)       (89,881)
French Franc.....................................   FRF      20,365,832      3,404,082
German Mark......................................    DEM      6,846,478      3,840,310
Greek Drachma....................................    GRD    291,289,579        956,616
Hong Kong Dollar.................................    HKD      6,005,042        774,944
Hungarian Forint.................................    HUF     58,946,873        275,369
Irish Punt.......................................   IEP          17,939         25,389
Italian Lira.....................................   ITL         623,958            355
Japanese Yen.....................................   JPY     304,862,298      2,200,139
Malaysian Ringgit................................    MYR      2,879,060        749,658
Netherlands Guilder..............................    NLG     11,842,532      5,894,517
New Zealand Dollar...............................     NZD           531            284

                                                          LOCAL
              SECURITY DESCRIPTION                       CURRENCY            VALUE
             -----------------------               --------------------   ------------
FOREIGN CURRENCY (CONTINUED)
Norwegian Krone..................................    NOK      5,666,681   $    752,313
Peruvian New Sol.................................    PEN         43,692         15,267
Philippine Peso..................................    PHP          2,869             74
Singapore Dollar.................................    SGD         14,957          8,935
South African Rand...............................    ZAR     33,915,433      6,577,848
Spanish Peseta...................................   ESP         152,523          1,008
Swiss Franc......................................    CHF      2,777,915      1,878,710
Thailand Baht....................................    THB     80,807,501      2,000,680
Turkish Lira.....................................   TRL 786,171,086,052      3,043,399
                                                                          ------------
  TOTAL FOREIGN CURRENCY
   (COST $39,676,354)..................................................     39,153,969
                                                                          ------------
TOTAL INVESTMENTS AND FOREIGN CURRENCY (COST $509,284,799) (101.3%)....
                                                                           533,101,582
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)..........................
                                                                            (6,750,337)
                                                                          ------------
NET ASSETS (100.0%)....................................................   $526,351,245
                                                                          ------------
                                                                          ------------

------------------------------
Note: Based on the cost of investments of $470,254,155 for federal income tax purposes at May 31, 1998, the aggregate gross unrealized appreciation and depreciation was $50,357,296 and $26,663,838, respectively, resulting in net unrealized appreciation of $23,693,458.

+ Non-income producing securities.

* Yield to Maturity.

(s)Security fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. Total market value of securities segregated is $189,841,880.

ADR - American Depository Receipt

GDR - Global Depository Receipt

GDS - Global Depository Shares

SDR - Swedish Depository Receipt

Spon. ADR - Sponsored ADR

Spon. GDR - Sponsored GDR

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        17.8%
Food, Beverages & Tobacco.........................         8.8%
Pharmaceuticals...................................         6.9%
Insurance.........................................         5.7%
Utilities.........................................         5.3%
Telecommunications................................         4.1%
Chemicals.........................................         3.9%
Oil - Services....................................         3.6%
Retail............................................         3.4%
Electronics.......................................         2.9%
Metals & Mining...................................         2.7%
Financial Services................................         2.4%
Forest Products & Paper...........................         2.4%
Electric..........................................         2.4%
Oil - Production..................................         2.3%
Automotive Supplies...............................         2.1%
Airlines..........................................         2.1%
Automotive........................................         2.0%
Broadcasting & Publishing.........................         1.9%
Building Materials................................         1.8%
Machinery.........................................         1.7%
Telecommunication Services........................         1.4%
Construction & Housing............................         1.3%
Real Estate.......................................         1.3%
Multi-Industry....................................         1.1%
Capital Goods.....................................         0.9%
Computer Systems..................................         0.9%
Telecommunications - Equipment....................         0.9%
Semiconductors....................................         0.9%
Entertainment, Leisure & Media....................         0.8%
Computer Software.................................         0.7%
Electrical Equipment..............................         0.6%
Transport & Services..............................         0.5%
Water.............................................         0.5%
Technology........................................         0.4%
Biotechnology.....................................         0.4%
Government Obligations............................         0.4%
Wholesale & International Trade...................         0.3%
Business & Public Services........................         0.3%
Commercial Services...............................         0.2%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $469,608,445 )          $493,947,613
Cash                                                        531
Foreign Currency at Value (Cost $39,676,354 )        39,153,969
Receivable for Investments Sold                      23,666,291
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  6,123,772
Dividends Receivable                                    706,377
Interest Receivable                                      23,704
Deferred Organization Expenses                           10,481
Prepaid Expenses and Other Assets                           493
                                                   ------------
    Total Assets                                    563,633,231
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    30,700,524
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  6,056,668
Advisory Fee Payable                                    272,342
Variation Margin Payable                                183,176
Administrative Services Fee Payable                      13,169
Organization Expenses Payable                            12,000
Accrued Foreign Capital Gains Taxes                       5,565
Custody Fee Payable                                       4,039
Administration Fee Payable                                1,256
Fund Services Fee Payable                                   486
Accrued Trustees' Fees and Expenses                         156
Accrued Expenses                                         32,605
                                                   ------------
    Total Liabilities                                37,281,986
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $526,351,245
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $904,873 )                                                  $ 4,300,382
Interest Income (Net of Foreign Withholding Tax
  of $362 )                                                          754,519
                                                                 -----------
    Investment Income                                              5,054,901
EXPENSES
Advisory Fee                                       $ 1,364,664
Custodian Fees and Expenses                            297,895
Administrative Services Fee                             67,346
Professional Fees and Expenses                          26,061
Fund Services Fee                                        7,081
Administration Fee                                       4,559
Printing Expenses                                        3,728
Trustees' Fees and Expenses                              2,551
Amortization of Organization Expenses                    1,395
Insurance Expense                                        1,360
Registration Fees                                          227
                                                   -----------
    Total Expenses                                                 1,776,867
                                                                 -----------
NET INVESTMENT INCOME                                              3,278,034
NET REALIZED GAIN ON
  Investment Transactions (including $4,649,606
    net realized gain
    from futures contracts)                         10,511,902
  Foreign Currency Contracts and Transactions        3,914,569
                                                   -----------
    Net Realized Gain                                             14,426,471
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (including $159,532 net unrealized
    appreciation
    from futures contracts)                         34,906,112
  Foreign Currency Contracts and Translations       (1,318,928)
                                                   -----------
    Net Change in Unrealized Appreciation                         33,587,184
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $51,291,689
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE
                                                                     PERIOD
                                                                  FEBRUARY 26,
                                                                      1997
                                                                  (COMMENCEMENT
                                                                  OF
                                                   FOR THE SIX    OPERATIONS)
                                                   MONTHS ENDED     THROUGH
                                                   MAY 31, 1998   NOVEMBER 30,
                                                   (UNAUDITED)        1997
                                                   ------------   ------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  3,278,034   $ 1,895,605
Net Realized Gain (Loss) on Investments and
  Foreign Currency Contracts and Transactions        14,426,471    (4,271,164)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                33,587,184    (9,566,779)
                                                   ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      51,291,689   (11,942,338)
                                                   ------------   ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       267,891,471   311,281,790
Withdrawals                                         (66,806,323)  (25,365,044)
                                                   ------------   ------------
    Net Increase from Investors' Transactions       201,085,148   285,916,746
                                                   ------------   ------------
    Total Increase in Net Assets                    252,376,837   273,974,408
NET ASSETS
Beginning of Period                                 273,974,408            --
                                                   ------------   ------------
End of Period                                      $526,351,245   $273,974,408
                                                   ------------   ------------
                                                   ------------   ------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD
                                                                     FEBRUARY 26,
                                                                         1997
                                                                     (COMMENCEMENT
                                                                          OF
                                                   FOR THE SIX        OPERATIONS)
                                                   MONTHS ENDED         THROUGH
                                                   MAY 31, 1998      NOVEMBER 30,
                                                   (UNAUDITED)           1997
                                                   ------------     ---------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.78%(a)            0.89%(a)
  Net Investment Income                                   1.44%(a)            1.26%(a)
  Expenses without Reimbursement                          0.78%(a)            0.92%(a)
Portfolio Turnover                                          68%                 72%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Opportunities Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The portfolio commenced operations on February 26, 1997. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At May 31, 1998, the portfolio had open forward foreign currency contracts as follows:

       SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        5/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Australian Dollar 15,941,423 for FRF 62,488,784,
 expiring 7/17/98................................  $10,474,365   $ 9,994,171   $    (480,194)
Austrian Schilling 25,308,620, expiring 7/17/98..    2,034,962     2,022,978         (11,984)
British Pound 13,587,631, expiring 7/17/98.......   22,539,552    22,104,564        (434,988)
British Pound 857,507 for NOK 10,500,000,
 expiring 7/17/98................................    1,396,019     1,395,005          (1,014)
Canadian Dollar 17,344,693, expiring 7/17/98.....   12,185,258    11,932,889        (252,369)
Canadian Dollar 2,477,275 for GBP 1,038,080,
 expiring 7/17/98................................    1,688,765     1,704,328          15,563
German Mark 98,006,944, expiring 7/17/98.........   54,894,242    55,129,613         235,371
German Mark 18,779,830 for SEK 80,522,885,
 expiring 7/17/98................................   10,298,438    10,563,790         265,352

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        5/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
German Mark 9,387,271 for GBP 3,219,538, expiring
 7/17/98.........................................  $ 5,237,593   $ 5,280,408   $      42,815
German Mark 7,162,159 for DKK 27,300,000,
 expiring 7/17/98................................    4,027,597     4,028,766           1,169
Irish Pound 3,570,758, expiring 7/17/98..........    5,056,193     5,047,671          (8,522)
Italian Lira 10,602,000,000, expiring 7/17/98....    6,037,507     6,037,293            (214)
Italian Lira 7,548,492,000 for ZAR 21,900,000,
 expiring 7/17/98................................    4,176,913     4,298,477         121,564
Japanese Yen 7,111,359,289, expiring 7/17/98.....   53,726,355    51,683,256      (2,043,099)
Netherlands Guilder 3,834,871, expiring
 7/17/98.........................................    1,902,964     1,914,224          11,260
Norwegian Krone, 101,758,774, expiring 7/17/98...   13,549,770    13,529,255         (20,515)
Singapore Dollar 4,979,721, expiring 7/17/98.....    3,119,735     2,960,938        (158,797)
Spanish Peseta 658,963,509, expiring 7/17/98.....    4,341,227     4,362,364          21,137
Swedish Krona 63,370,335, expiring 7/17/98.......    8,128,049     8,104,720         (23,329)
Swiss Franc 7,970,850, expiring 7/17/98..........    5,430,474     5,419,740         (10,734)
Swiss Franc 4,710,824 for NZD 6,024,071, expiring
 7/17/98.........................................    3,214,022     3,203,101         (10,921)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------
Australian Dollar 18,375,153, expiring 7/17/98...   11,865,581    11,519,952       345,629
Australian Dollar 2,042,968 for GBP 794,929,
 expiring 7/17/98................................    1,293,203     1,280,800        12,403
Australian Dollar 3,569,824 for NZD 4,245,735,
 expiring 7/17/98................................    2,265,226     2,238,033        27,193
Austrian Schilling 26,300,000, expiring 7/17/98..    2,066,310     2,102,221       (35,911)
Belgian Franc 60,300,000 for IEP 1,164,992,
 expiring 7/17/98................................    1,646,849     1,645,530         1,319
Belgian Franc 55,799,789, expiring 7/17/98.......    1,494,931     1,522,724       (27,793)
British Pound 5,619,760, expiring 7/17/98........    9,246,418     9,142,311       104,107
Danish Krone 8,000,000, expiring 7/17/98.........    1,159,017     1,180,248       (21,231)
French Franc 89,307,445, expiring 7/17/98........   14,732,340    14,969,707      (237,367)
German Mark 86,344,585, expiring 7/17/98.........   47,708,910    48,569,451      (860,541)
German Mark 10,485,161 for NLG 11,800,000,
 expiring 7/17/98................................    5,890,116     5,897,978        (7,862)
German Mark 1,861,231 for NOK 7,889,859, expiring
 7/17/98.........................................    1,048,990     1,046,945         2,045

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                             U.S. DOLLAR        NET UNREALIZED
                                        SETTLEMENT            VALUE AT           APPRECIATION/
SALES CONTRACTS                            VALUE               5/31/98          (DEPRECIATION)
----------------------------------- -------------------  -------------------  -------------------
German Mark 33,203,171 for GBP
 11,036,905, expiring 7/17/98...... $        17,955,005  $        18,677,023  $         (722,018)
Irish Pound 411,158, expiring
 7/17/98...........................             569,619              581,219             (11,600)
Italian Lira 2,652,523,692 expiring
 7/17/98...........................           1,478,742            1,510,475             (31,733)
Japanese Yen 7,293,242,587,
 expiring 7/17/98..................          56,957,306           53,005,130           3,952,176
Netherlands Guilder 29,335,000,
 expiring 7/17/98..................          14,643,750           14,642,929                 821
New Zealand Dollar 9,815,029,
 expiring 7/17/98..................           5,336,922            5,236,612             100,310
Norwegian Krone, 27,849,737,
 expiring 7/17/98 .................           3,689,000            3,702,739             (13,739)
Portuguese Escudo 680,000,000,
 expiring 7/17/98..................           3,742,432            3,733,286               9,146
Singapore Dollar 12,433,759,
 expiring 7/17/98..................           7,744,478            7,393,104             351,374
South African Rand 18,500,000,
 expiring 7/17/98..................           3,535,257            3,528,442               6,815
Spanish Peseta 93,638,840, expiring
 7/17/98...........................             607,295              619,893             (12,598)
Swedish Krona 24,117,191, expiring
 7/17/98...........................           3,087,989            3,084,457               3,532
Swiss Franc 17,831,846, expiring
 7/17/98...........................          11,995,279           12,124,676            (129,397)
Swiss Franc 1,742,364 for ITL
 2,088,310,372, expiring 7/17/98...           1,189,185            1,184,712               4,473
                                                                              -------------------
Net Unrealized Appreciation on
 Forward Foreign Currency
 Contracts.........................                                           $           67,104
                                                                              -------------------
                                                                              -------------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At May 31, 1998, the portfolio had open futures contracts as follows:

       SUMMARY OF OPEN CONTRACTS AT MAY 31, 1998

                                                                       NET        PRINCIPAL
                                                                    UNREALIZED     AMOUNT
                                                                    APPRECIATION/     OF
                                                   CONTRACTS LONG   (DEPRECIATION)  CONTRACTS
                                                   --------------   ----------   -----------
Australian All Ordinary Index, expiring June
 1998............................................            123    $(156,402)   $5,228,352
DAX Index, expiring June 1998....................              5       78,562     1,559,836
Hang Seng Index, expiring June 1998..............             31      (68,349)    1,772,228
MATIF Index, expiring June 1998..................             11       16,851     1,485,615
TOPIX Index, expiring June 1998..................            118      153,120    10,436,234
                                                   --------------   ----------   -----------
Totals...........................................            288    $  23,782    $20,482,265
                                                   --------------   ----------   -----------
                                                   --------------   ----------   -----------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as the income and/or capital gains are earned.

   g) The portfolio incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   h) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. For the six months ended May 31, 1998, such fees amounted to $1,364,664.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1998, the fee for these services amounted to $4,559.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended May 31, 1998, the fee for these services amounted to $67,346.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $7,081 for the six months ended May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended May 31, 1998 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
                                                   $462,949,533   $279,061,739

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

32